Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	6.308%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Six-month Euribor (360	Six-month Euribor (360
Long-term debt interest rate	2.50%	2.50%
Long-term debt maturity	July 2025	July 2025
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	11.76%	11.76%
Long-term debt maturity	October 2023	October 2023
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate	2.75%	2.75%
Long-term debt maturity	March 2025	March 2025
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	2.30%	2.30%
Long-term debt maturity	January 2026	January 2026
1.5% fixed long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	1.50%	1.50%
Long-term debt maturity	September 2027	September 2027
0.21% fixed long-term debt with final payment due December 2034 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	0.21%	0.21%
Long-term debt maturity	December 2034	December 2034
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate	80.00%	80.00%
Long-term debt interest rate spread	0.95%	0.95%
Long-term debt maturity	January 2035	January 2035
Three-month Euribor (360) plus 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread	2.00%	2.00%
Long-term debt maturity	December 2027	December 2027
0.055 Fixed Long-Term Debt With Final Payment Due December 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	0.055%	0.055%
Long-term debt maturity	December 2025	December 2025